Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash, cash equivalents and restricted cash	$ 66,130	$ 71,515
Accounts receivable, net	23,462	17,033
Accrued income	6,280	4,731
Prepaid expenses and other current assets	17,670	16,043
Bunkers and lubricant oils	9,645	8,789
Insurance Receivable	2,939	14
Total current assets	126,126	118,125
Non-current assets
Property, plant and equipment, net	1,159	1,299
Investment in equity accounted joint venture	130,660	42,462
Right-of-use asset for operating leases	6,781
Total non-current assets	1,748,127	1,714,626
Total assets	1,874,253	1,832,751
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	64,703	68,857
Current portion of operating lease liabilities	1,178
Accounts payable	10,472	10,784
Accrued expenses and other liabilities	14,124	12,798
Accrued interest	4,424	4,613
Deferred income	14,154	8,342
Amounts due to related parties	451
Total current liabilities	109,506	105,394
Non-current Liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	578,676	599,676
Senior secured bond, net of deferred financing costs	67,503	68,378
Senior unsecured bond, net of deferred financing costs	98,513	99,039
Derivative liabilities	5,769	5,154
Operating lease liabilities, net of current portion	6,329
Amounts due to related parties	68,055
Total non-current liabilities	824,845	772,247
Total Liabilities	934,351	877,641
Stockholders' equity
Common stock—$.01 par value per share; 400,000,000 shares authorized; 55,826,644 shares issued and outstanding, (2018: 55,657,631)	558	557
Additional paid-in capital	592,010	590,508
Accumulated other comprehensive loss	(331)	(363)
Retained earnings	347,566	364,408
Total Navigator Holdings Ltd. stockholders' equity	939,803	955,110
Non-controlling interest	99
Total equity	939,902	955,110
Total liabilities and equity	1,874,253	1,832,751
Vessels [Member]
Non-current assets
Property, plant and equipment, net	$ 1,609,527	$ 1,670,865